NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1. NATURE OF BUSINESS AND ORGANIZATION

OFA Group (the “OFA”) is a limited liability company established under the laws of the Cayman Islands on August 27, 2024. It is a holding company with no business operation.

OFA owns 100% equity interest of Office for Fine Architecture Limited f/k/a: Panesian Engineering Limited (the “OFA HK”), a limited liability company established in Hong Kong Special Administrative Region, China on January 31, 2013.

OFA, through its wholly-owned subsidiary, OFA HK, (collectively, the “Company”), provides a wide rage of service in Hong Kong, including interior design, fit out services, project management and application service. OFA HK provides design and fit out services for commercial and residential buildings. The design service includes both the consultation with its staff and the actual design work and the Company provides a specific conceptualized design with layout plans, detailed design drawings, advice relating to, among other things, budgetary consideration, optimal use of space, the materials, fittings, furniture, appliances and other items to be used with an aim to produce a preliminary design plan and quotation for clients’ considerations. Fit out works include installing protective materials to cover floors or walls, installing or constructing partition walls, windows and window frames and decorative fittings, furniture or fixtures, installing plumbing systems as well as installing switches, power outlets, telephone wiring, computer outlet covers and other electrical and wiring works. OFA HK is also focused on innovation, efficiency, and scalability, transitioning from a traditional project-based model to a subscription-based model for AI tools, real estate development and senior care infrastructure.

Our headquarter office (OFA) is located in Los Angeles, USA, and our subsidiary’s facility (OFA HK) is based in Hong Kong, China (PRC).

Reorganization

A reorganization of the corporate structure of the Company (the “Reorganization”) was completed on August 29, 2024. Prior to the Reorganization, OFA HK, the operating entity, was directly controlled by the R-Opus Inc., Consequently, OFA became the holding company of OFA HK on August 29, 2024. OFA and OFA HK resulting from Reorganization have always been under the common control of the same controlling shareholders before and after the Reorganization. The consolidation of these entities has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of any intra-entity transactions.

Principals of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

The accompanying audited consolidated financial statements reflect the activities of OFA and the following entity:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Office for Fine Architecture Limited (OFA HK)	January 31, 2013	Hong Kong	100%	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure